Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
As of 12/31/03

Lipper Mid-Cap Growth Funds Index   $22,093
Mid-Cap Growth Fund   $36,525
S&P MidCap 400 Index   $36,829


                                                   Lipper
                                  S&P             Mid-Cap
                               MidCap              Growth             Mid-Cap
                                  400               Funds              Growth
                                Index               Index                Fund

12/93                         $10,000             $10,000             $10,000
12/94                           9,642              10,000              10,029
12/95                          12,626              13,921              14,136
12/96                          15,050              15,794              17,647
12/97                          19,904              17,585              20,882
12/98                          23,708              19,834              25,476
12/99                          27,198              34,456              31,535
12/00                          31,960              28,897              33,877
12/01                          31,767              22,809              33,545
12/02                          27,157              16,315              26,427
12/03                          36,829              22,093              36,525

Note: Performance for the Advisor and R Class shares will vary due to their differing fee structure. See returns table on the following page.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                               Since  Inception
Periods Ended 12/31/03         1 Year  5 Years   10 Years  Inception       Date
--------------------------------------------------------------------------------

Mid-Cap Growth Fund            38.21%    7.47%     13.83%      -            -

S&P MidCap 400 Index           35.62     9.21      13.93

Russell Midcap Growth Index    42.71     2.01       9.40

Lipper Mid-Cap Growth
Funds Index                    35.42     2.18       8.25
--------------------------------------------------------------------------------

Mid-Cap Growth Fund-
Advisor Class                  37.88       -          -       1.24%     3/31/00

S&P MidCap 400 Index           35.62       -          -       5.01*

Russell Midcap Growth Index    42.71       -          -     -12.62*

Lipper Mid-Cap Growth
Funds Index                    35.42       -          -     -14.26*
--------------------------------------------------------------------------------

Mid-Cap Growth Fund-R Class    37.54       -          -      37.58      9/30/02

S&P MidCap 400 Index           35.62       -          -      33.48**

Russell Midcap Growth Index    42.71       -          -      42.51**

Lipper Mid-Cap Growth
Funds Index                    35.42       -          -      32.18**

 * Benchmark since-inception data are for the time period 3/31/00 to 12/31/03.

** Benchmark since-inception data are for the time period 9/30/02 to 12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholders,

We are pleased to report that the Mid-Cap Growth Fund and its Advisor Class and R Class shares generated excellent returns in 2003, as shown in the table on the preceding page. Our results modestly trailed the outstanding gain of the aggressive-growth-oriented Russell Midcap Growth Index, but exceeded the returns of the broad S&P MidCap 400 Index and the Lipper Mid-Cap Growth Funds Index. (The performance of the Advisor and R Class shares was somewhat lower due to their differing cost structures.)

As you know, the fund's objective is to seek long-term capital appreciation by investing in mid-cap stocks offering the potential for above-average earnings growth.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

                                12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite Index                       50%

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the most aggressive indices, the small-cap Russell 2000 Index and the tech-heavy Nasdaq Composite Index, produced the most outsized returns in 2003. The broad mid-cap universe, as measured by the S&P MidCap 400 Index, also delivered strong performance, ahead of the large-cap dominated S&P 500 Stock Index.

The Top 5 Sectors table shows how our weightings among the fund's top five sectors changed over the last year. The most significant changes were a reduction in our exposure to the health care sector, partly the result of profit taking in the generic drug group. We still consider health care one of the most fundamentally attractive sectors in which to invest.


Top 5 Sectors
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------

Information Technology                      21.1%         22.9%
Health Care                                 21.3          18.1
Consumer Discretionary                      15.0          15.1
Industrials and Business Services           15.5          13.7
Energy                                       9.1           7.9

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.


The Best and Worst Contributors table shows the five largest contributors and detractors to the fund's performance in 2003. The largest contributors to performance were institutional pharmacy services provider Omnicare, wireless services provider Nextel Communications, discount consumer electronics leader Best Buy, Internet security software provider VeriSign, and biotechnology company Gilead Sciences. The largest detractors were weight-loss firm Weight Watchers, financial data processor BISYS Group, biotechnology company Vertex Pharmaceuticals, laboratory supplies distributor Apogent Technologies, and radio chain Westwood One.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Omnicare
Nextel Communications
Best Buy
VeriSign
Gilead Sciences

Worst Contributors
--------------------------------------------------------------------------------

Weight Watchers
BISYS Group **
Vertex Pharmaceuticals
Apogent Technologies **
Westwood One **

 ** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 14, 2004

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Mid-Cap Growth class

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
NET ASSET VALUE

Beginning of period  $   31.04   $   39.40   $   39.79   $   40.13   $   34.08

Investment activities

  Net investment
  income (loss)          (0.14)      (0.17)      (0.13)      (0.03)      (0.03)

  Net realized
  and unrealized
  gain (loss)            12.00       (8.19)      (0.26)       2.96        7.96

  Total from
  investment
  activities             11.86       (8.36)      (0.39)       2.93        7.93

Distributions

  Net realized gain       --          --          --         (3.27)      (1.88)

NET ASSET VALUE

End of period        $   42.90   $   31.04   $   39.40   $   39.79   $   40.13
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^              38.21%   (21.22)%    (0.98)%      7.43%      23.78%

Ratio of total expenses
to average net assets       0.87%      0.88%      0.89%      0.86%       0.87%

Ratio of net investment
income (loss) to average
net assets                (0.44)%    (0.50)%    (0.35)%    (0.09)%     (0.09)%

Portfolio
turnover rate               30.2%      36.0%      43.0%      53.6%       53.3%

Net assets,
end of period
(in millions)            $  9,874   $  5,713   $  6,739   $  6,589    $  5,243

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                                 Year                                   3/31/00
                                Ended                                   Through
                             12/31/03      12/31/02      12/31/01      12/31/00
NET ASSET VALUE

Beginning of period         $  30.94      $   39.39     $   39.83     $  44.13

Investment activities

  Net investment
  income (loss)                (0.17)         (0.12)*       (0.08)        0.01**

  Net realized and
  unrealized gain (loss)       11.89          (8.33)        (0.36)       (1.04)

  Total from
  investment activities        11.72          (8.45)        (0.44)       (1.03)

Distributions

  Net realized gain                 -             -             -        (3.27)

NET ASSET VALUE

End of period               $  42.66      $   30.94     $   39.39     $  39.83
                            ---------------------------------------------------

Ratios/Supplemental Data

Total return^                  37.88%        (21.45)%*      (1.10)%      (2.22)%

Ratio of total expenses
to average net assets           1.09%          1.10%*        1.04%        0.70%!

Ratio of net investment
income (loss) to average
net assets                     (0.64)%        (0.69)%*      (0.56)%       0.09%!

Portfolio turnover rate         30.2%          36.0%         43.0%        53.6%!

Net assets, end of period
(in thousands)              $ 283,115     $  50,640     $  16,736     $   2,303

 * Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 12/31/03.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
R Class
                                                         Year       9/30/02
                                                        Ended       Through
                                                     12/31/03      12/31/02
NET ASSET VALUE

Beginning of period                                 $  31.01      $  28.61

Investment activities

  Net investment income (loss)                         (0.18)        (0.07)*

  Net realized and unrealized gain (loss)              11.82          2.47**

  Total from investment activities                     11.64          2.40

NET ASSET VALUE

End of period                                       $  42.65      $  31.01
                                                    -----------------------

Ratios/Supplemental Data

Total return^                                          37.54%         8.39%*

Ratio of total expenses to
average net assets                                      1.30%         1.40%!*

Ratio of net investment
income (loss) to average
net assets                                             (0.79)%       (0.88%)!*

Portfolio turnover rate                                 30.2%         36.0%!

Net assets, end of period
(in thousands)                                      $  63,210     $     108

 * Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                       Shares/Par           Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   94.2%

CONSUMER DISCRETIONARY   15.1%

Hotels, Restaurants & Leisure   2.1%

Fairmont Hotels                                       3,000,000          81,420

Starbucks *                                           1,800,000          59,508

The Cheesecake Factory *                              1,700,000          74,851

                                                                        215,779

Household Durables   0.5%

Garmin                                                1,000,000          54,480

                                                                         54,480

Leisure Equipment & Products   1.0%

Brunswick                                             3,200,000         101,856

                                                                        101,856

Media   5.4%

Cablevision Systems, Class A *                        2,600,000          60,814

Catalina Marketing *!                                 3,250,000          65,520

Citadel Broadcasting *                                3,250,000          72,703

Cox Radio, Class A *                                  2,600,000          65,598

Entercom Communications *                               600,000          31,776

Lamar Advertising, Class A *                          2,200,000          82,104

Rogers Communications, Class B                        3,200,000          52,800

Scholastic *                                          1,900,000          64,676

Scripps, Class A                                        260,000          24,476

XM Satellite Radio Holdings, Class A *                1,400,000          36,904

                                                                        557,371

Multiline Retail   1.7%

99 Cents Only Stores *                                  700,000          19,061

Dollar Tree Stores *                                  2,600,000          78,156

Family Dollar Stores                                  2,100,000          75,348

                                                                        172,565

Specialty Retail   4.4%

Best Buy                                              1,700,000          88,808

O'Reilly Automotive *                                 2,000,000          76,720

PETsMART                                              3,100,000          73,780

Ross Stores                                           3,600,000          95,148

Weight Watchers *                                     1,000,000          38,370

Williams-Sonoma *                                     2,100,000          73,017

                                                                        445,843

Total Consumer Discretionary                                          1,547,894

CONSUMER STAPLES   2.8%

Beverages   0.8%

Cott *                                                3,000,000          84,030

                                                                         84,030

Food & Staples Retailing   1.5%

Shoppers Drug Mart, 144A (CAD) *                      1,600,000          37,117

Whole Foods Market *                                  1,700,000         114,121

                                                                        151,238

Personal Products   0.5%

Estee Lauder, Class A                                 1,300,000          51,038

                                                                         51,038

Total Consumer Staples                                                  286,306

ENERGY   7.9%

Energy Equipment & Services   4.3%

BJ Services *                                         3,400,000         122,060

Cooper Cameron *                                      1,600,000          74,560

Diamond Offshore Drilling                             3,500,000          71,785

FMC Technologies *                                    2,850,000          66,405

Smith International *                                 2,500,000         103,800

                                                                        438,610

Oil & Gas   3.6%

Devon Energy                                            400,000          22,904

EOG Resources                                         2,300,000         106,191

Murphy Oil                                            1,600,000         104,496

Western Gas Resources                                 1,150,000          54,337

XTO Energy                                            2,700,000          76,410

                                                                        364,338

Total Energy                                                            802,948

FINANCIALS   6.9%

Capital Markets   3.2%

Charles Schwab                                        3,000,000          35,520

Eaton Vance                                           2,000,000          73,280

Franklin Resources                                      300,000          15,618

Investor's Financial Services                         1,000,000          38,410

Legg Mason                                              800,000          61,744

Waddell & Reed Financial, Class A !                   4,225,000          99,119

                                                                        323,691

Commercial Banks   0.2%

Silicon Valley Bancshares *                             500,000          18,035

                                                                         18,035

Diversified Financial Services   1.1%

CapitalSource *                                       1,750,000          37,940

Principal Financial Group                             2,100,000          69,447

                                                                        107,387

Insurance   1.9%

Axis Capital Holdings                                 1,600,000          46,848

Nationwide Financial Services, Class A                1,200,000          39,672

Protective Life                                       1,600,000          54,144

Willis Group Holdings                                 1,700,000          57,919

                                                                        198,583

Thrifts & Mortgage Finance   0.5%

Radian Group                                          1,100,000          53,625

                                                                         53,625


Total Financials                                                        701,321

HEALTH CARE   18.1%

Biotechnology   5.3%

Abgenix *                                             1,500,000          18,690

Alkermes *                                            1,900,000          25,650

Amylin Pharmaceuticals *                              1,250,000          27,775

Biogen Idec *                                         1,219,700          44,861

Cephalon *                                            1,400,000          67,774

Gilead Sciences *                                     1,600,000          93,024

Human Genome Sciences *                               1,900,000          25,175

Imclone Systems *                                       850,000          33,711

MedImmune *                                           3,500,000          88,900

Millennium Pharmaceuticals *                          1,500,000          28,005

Neurocrine Biosciences *                                800,000          43,632

Protein Design Labs *                                 1,400,000          25,060

Vertex Pharmaceuticals *                              2,100,000          21,483

                                                                        543,740

Health Care Equipment & Supplies   1.1%

Edwards Lifesciences *                                1,250,000          37,600

Invitrogen *                                            400,000          28,000

Waters Corporation *                                  1,400,000          46,424

                                                                        112,024

Health Care Providers & Services   9.0%

AmerisourceBergen                                     1,620,100          90,969

Anthem *                                              1,400,000         105,000

Davita *                                              1,450,000          56,550

Health Management, Class A                            4,200,000         100,800

Laboratory Corporation of America *                   2,700,000          99,765

Manor Care                                            3,600,000         124,452

Omnicare                                              5,000,000         201,950

Universal Health Services, Class B                    1,300,000          69,836

WebMD *                                               1,000,000           8,990

WellChoice *                                            500,000          17,250

WellPoint Health Networks *                             400,000          38,796

                                                                        914,358

Pharmaceuticals   2.7%

Andrx *                                               2,200,000          52,888

Barr Laboratories *                                     850,000          65,407

IVAX *                                                3,800,000          90,744

Teva Pharmaceutical ADR                               1,200,000          68,052

                                                                        277,091

Total Health Care                                                     1,847,213

INDUSTRIALS & BUSINESS SERVICES   13.7%

Aerospace & Defense   2.7%

Alliant Techsystems *                                 1,900,000         109,744

L-3 Communications Holdings *                           850,000          43,656

Rockwell Collins                                      4,100,000         123,123

                                                                        276,523

Air Freight & Logistics   0.4%

Expeditors International of Washington                1,300,000          48,958

                                                                         48,958

Airlines   0.4%

JetBlue Airways *                                     1,500,000          39,780

                                                                         39,780

Building Products   1.0%

American Standard *                                   1,000,000         100,700

                                                                        100,700

Commercial Services & Supplies   5.3%

Apollo Group, Class A *                                 600,000          40,800

ChoicePoint *                                         3,600,000         137,124

Education Management *                                2,000,000          62,080

Manpower                                              2,500,000         117,700

Robert Half International *                           4,000,000          93,360

Viad                                                  3,700,000          92,500

                                                                        543,564

Industrial Conglomerates   1.1%

Roper Industries !                                    2,250,000         110,835

                                                                        110,835

Machinery   2.6%

Danaher                                                 950,000          87,162

ITT Industries                                        1,300,000          96,473

Oshkosh Truck                                         1,600,000          81,648

                                                                        265,283

Trading Companies & Distributors   0.2%

Fastenal                                                400,000          19,976

                                                                         19,976

Total Industrials & Business Services                                 1,405,619

INFORMATION TECHNOLOGY   22.9%

Communications Equipment   1.8%

3Com *                                                1,750,000          14,298

Advanced Fibre Communications *                         750,000          15,113

Harris                                                2,700,000         102,465

QLogic *                                                700,000          36,120

Research In Motion *                                    250,000          16,707

                                                                        184,703

Computer & Peripherals   1.6%

Diebold                                               1,300,000          70,031

Lexmark International, Class A *                        700,000          55,048

Seagate Technology                                    1,750,000          33,075

                                                                        158,154

Electronic Equipment & Instruments   1.4%

CDW                                                   1,300,000          75,088

Jabil Circuit *                                       1,800,000          50,940

Molex, Class A                                          700,000          20,552

                                                                        146,580

Internet Software & Services   1.8%

InterActiveCorp *                                       950,000          32,233

Monster Worldwide *                                   2,500,000          54,900

VeriSign *                                            6,000,000          97,800

                                                                        184,933

IT Services   7.2%

Affiliated Computer Services, Class A *               1,200,000          65,352

BearingPoint *                                        5,900,000          59,531

Ceridian *                                            4,200,000          87,948

Certegy                                               3,100,000         101,680

DST Systems *                                         2,900,000         121,104

Fiserv *                                              2,100,000          82,971

Hewitt Associates, Class A *!                         2,710,000          81,029

Iron Mountain *                                       2,200,000          86,988

SunGard Data Systems *                                1,700,000          47,107

                                                                        733,710

Semiconductor & Semiconductor Equipment   4.2%

AMIS Holdings *                                       2,600,000          47,528

ASML Holding ADS *                                    2,700,000          54,135

Integrated Circuit Systems *                            804,400          22,917

Intersil Holding, Class A                             3,500,000          86,975

Microchip Technology                                  3,100,000         103,416

Novellus Systems *                                    1,500,000          63,075

Semtech *                                             2,300,000          52,279

                                                                        430,325


Software   4.9%

Adobe Systems                                         1,750,000          68,775

Cadence Design Systems *                              4,300,000          77,314

Intuit *                                              1,500,000          79,365

Macromedia *                                          3,000,000          53,520

Mercury Interactive *                                 1,200,000          58,368

Network Associates *                                  6,500,000          97,760

Red Hat *                                             1,500,000          28,155

Siebel Systems *                                      2,500,000          34,675

                                                                        497,932

Total Information Technology                                          2,336,337

MATERIALS   3.7%

Chemicals   1.1%

Potash Corp./Saskatchewan                             1,300,000         112,424

                                                                        112,424

Metals & Mining   2.6%

International Steel Group *                           1,250,000          48,688

Newmont Mining                                        2,000,000          97,220

Nucor                                                 2,100,000         117,600

                                                                        263,508

Total Materials                                                         375,932

TELECOMMUNICATION SERVICES   3.1%

Diversified Telecommunication Services   0.4%

NTL *                                                   550,000          38,363

                                                                         38,363

Wireless Telecommunication Services   2.7%

Crown Castle International *                          4,750,000          52,392

Nextel Communications, Class A *                      3,900,000         109,434

Nextel Partners, Class A *                            3,000,000          40,350

Triton PCS Holdings, Class A *                        1,850,000          10,323

Western Wireless, Class A *                           3,800,000          69,768

                                                                        282,267

Total Telecommunication Services                                        320,630

Total Common Stocks (Cost  $7,158,148)                                9,624,200

SHORT-TERM INVESTMENTS   6.4%

Money Market Funds   6.4%

T. Rowe Price Government Reserve
Investment Fund, 0.94%#!                            657,953,409         657,953

Total Short-Term Investments (Cost  $657,953)                           657,953

Total Investments in Securities

100.6% of Net Assets (Cost $7,816,101)                              $10,282,153
                                                                    -----------

  (ss.)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

      ! Affiliated company--See Note 2.

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $18,558,440 and represents 0.2% of net assets

    ADR American Depository Receipts

    ADS American Depository Shares

    CAD Canadian dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $930,330)                             $  1,014,456

  Other companies (cost $6,885,771)                                   9,267,697

Total investments in securities                                      10,282,153

Other assets                                                             54,024

Total assets                                                         10,336,177

Liabilities

Total liabilities                                                       115,492

NET ASSETS                                                         $ 10,220,685
                                                                   ------------
Net Assets Consist of:

Undistributed net realized gain (loss)                             $   (259,111)

Net unrealized gain (loss)                                            2,466,053

Paid-in-capital applicable to 238,281,023 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       8,013,743

NET ASSETS                                                         $ 10,220,685
                                                                   ------------

NET ASSET VALUE PER SHARE

Mid-Cap Growth class
($9,874,359,402/230,162,663 shares outstanding)                    $      42.90
                                                                   ------------
Advisor Class
($283,115,190/6,636,186 shares outstanding)                        $      42.66
                                                                   ------------
R Class
($63,210,044/1,482,174 shares outstanding)                         $      42.65
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        Year
                                                                       Ended
                                                                    12/31/03
Investment Income (Loss)

Dividend income                                                  $    32,780

Expenses

  Investment management                                               50,889

  Shareholder servicing

    Mid-Cap Growth class                                              13,265

    Advisor Class                                                        191

    R Class                                                               18

  Prospectus and shareholder reports

    Mid-Cap Growth class                                                 804

    Advisor Class                                                         28

    R Class                                                                1

  Distribution and service (12b-1)

    Advisor Class                                                        351

    R Class                                                               71

  Custody and accounting                                                 316

  Registration                                                           277

  Directors                                                               40

  Legal and audit                                                         39

  Miscellaneous                                                           61

  Reductions/repayments pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                            14

  Total expenses                                                      66,365

  Expenses paid indirectly                                                (6)

  Net expenses                                                        66,359

Net investment income (loss)                                         (33,579)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        Year
                                                                       Ended
                                                                    12/31/03
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                         410,154

  Foreign currency transactions                                         (177)

  Net realized gain (loss)                                           409,977

Change in net unrealized gain (loss)

  Securities                                                       2,138,804

  Other assets and liabilities
  denominated in foreign currencies                                        1

  Change in net unrealized gain (loss)                             2,138,805

Net realized and unrealized gain (loss)                            2,548,782

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $ 2,515,203
                                                                 -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                       12/31/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                     $    (33,579)  $    (30,761)

  Net realized gain (loss)                              409,977       (159,825)

  Change in net unrealized gain (loss)                2,138,805     (1,290,959)

  Increase (decrease) in net assets from operations   2,515,203     (1,481,545)

Capital share transactions *

  Shares sold

    Mid-Cap Growth class                              3,146,458      2,255,339

    Advisor Class                                       216,462         51,193

    R Class                                              65,652            100

  Shares redeemed

    Mid-Cap Growth class                             (1,448,331)    (1,805,314)

    Advisor Class                                       (31,450)       (12,078)

    R Class                                              (7,109)             -

  Increase (decrease) in net assets from
  capital share transactions                          1,941,682        489,240

Net Assets

Increase (decrease) during period                     4,456,885       (992,305)

Beginning of period                                   5,763,800      6,756,105

End of period                                      $ 10,220,685   $  5,763,800
                                                   ------------   ------------

*Share information

  Shares sold

    Mid-Cap Growth class                                 86,068         64,994

    Advisor Class                                         5,843          1,570

    R Class                                               1,655              4

  Shares redeemed

    Mid-Cap Growth class                                (39,948)       (51,996)

    Advisor Class                                          (844)          (358)

    R Class                                                (176)             -

  Increase (decrease) in shares outstanding              52,598         14,214

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has three classes of shares: Mid-Cap Growth Fund (Mid-Cap Growth class), offered since June 30, 1992, Mid-Cap Growth Fund--Advisor Class (Advisor Class), offered since March 31, 2000, and Mid-Cap Growth Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial inter-mediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions, if any, are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $337,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

In-Kind Redemptions
In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2003, the fund realized $52,741,000 of net gain on $112,246,000 of in-kind redemptions.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $1,014,456,000, representing 9.9% of the value of the fund's investments in securities. For the year then ended, $8,433,000 (25.7%) of dividend income, and $3,127,000 (0.8%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,751,272,000 and $2,170,446,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $    2,654,666,000

Unrealized depreciation                                          (188,791,000)

Net unrealized appreciation (depreciation)                      2,465,875,000

Capital loss carryforwards                                       (258,933,000)

Paid-in capital                                                 8,013,743,000

Net assets                                                 $   10,220,685,000
                                                           ------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $288,852,000 of capital loss carryforwards. As of December 31, 2003, the fund had $258,933,000 of capital loss carryforwards that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss and redemptions in kind. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------

Undistributed net investment income                        $       33,579,000

Undistributed net realized gain                                   (52,741,000)

Paid-in capital                                                    19,162,000


At December 31, 2003, the cost of investments for federal income tax purposes was $7,816,279,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $5,636,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                                Advisor Class          R Class

Expense Limitation                                      1.10%            1.40%

Limitation Date                                      12/31/03          4/30/04

Repayment Date                                       12/31/05          4/30/06


For the year ended December 31, 2003, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Mid-Cap Growth class and R Class. Expenses incurred pursuant to these service agreements totaled $8,692,000 for the year ended December 31, 2003, of which $793,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $155,000 for shareholder servicing costs related to the college savings plans, of which $122,000 was for services provided by Price and $13,000 was payable at period-end. At December 31, 2003, approximately 0.3% of the outstanding shares of the Mid-Cap Growth class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control.

Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $105,000 of Retirement Funds' expenses, of which $52,000 related to services provided by Price and $14,000 was payable at period-end. At December 31, 2003, approximately 0.4% of the outstanding shares of the Mid-Cap Growth class were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $4,975,000.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Mid-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Growth Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Mid-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1992

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
1992                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1992

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1992                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

  * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

 ** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
1992
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1992                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Mid-Cap Growth Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
2001                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe
                              Price International, Inc.; Director, T. Rowe
                              Price Global Asset Management Limited and T. Rowe
                              Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company

  * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Brian W.H. Berghuis, CFA (10/12/58)     Vice President, T. Rowe Price and
President, Mid-Cap Growth Fund          T. Rowe Price Group, Inc.

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Mid-Cap Growth Fund     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brace C. Brooks, CFA (1/10/67)          Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Mid-Cap Growth Fund          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Anna M. Dopkin, CFA (9/5/67)            Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Henry M. Ellenbogen (1/21/71)           Vice President, T. Rowe Price; formerly
Vice President, Mid-Cap Growth Fund     Chief of Staff, U.S. Representative
                                        Peter Deutsch (to 1999); Executive Vice
                                        President, Business Development,
                                        HelloAsia (to 2001)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Mid-Cap Growth Fund     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Eric M. Gerster, CFA (3/23/71)          Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Mid-Cap Growth Fund     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)   Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Mid-Cap Growth Fund          Price and T. Rowe Price Investment
                                        Services, Inc.

Robert J. Marcotte (3/6/62)             Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

Philip W. Ruedi, CFA (7/2/71)           Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.

John F. Wakeman (11/25/62)              Vice President, T. Rowe Price and
Executive Vice President, Mid-Cap       T. Rowe Price Group, Inc.
Growth Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Mid-Cap Growth Fund

R. Candler Young (9/28/71)              Vice President, T. Rowe Price and
Vice President, Mid-Cap Growth Fund     T. Rowe Price Group, Inc.; formerly
                                        Investment Banking Summer Associate,
                                        Goldman Sachs & Company (to 1999)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $26,093               $18,296
     Audit-Related Fees                       1,558                    --
     Tax Fees                                 6,776                 4,429
     All Other Fees                             124                   315

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004